Financial Instruments and Related Risk Management - Summary of Fair Value Hierarchy for Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivatives Assets	$ 10	$ 6
Derivatives Liabilities	64	97
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Available-for-sale investments	970	940
Recurring fair value measurement [member] | Natural gas derivative liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivatives Liabilities	(64)	(97)
Recurring fair value measurement [member] | Natural gas derivative asset [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivatives Assets	9	6
Quoted prices in active markets for identical assets (Level 1) [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Available-for-sale investments	970	940
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Natural gas derivative liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivatives Liabilities	(64)	(97)
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Natural gas derivative asset [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivatives Assets	$ 9	$ 6